Investment Strategy	Dec. 31, 2025
Investor Prospectus [Member] | Vanguard Developed Markets Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (the “Target Index”), a market-capitalization-weighted index that is made up of common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Admiral Prospectus [Member] | Vanguard Developed Markets Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (the “Target Index”), a market-capitalization-weighted index that is made up of common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Developed Markets Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (the “Target Index”), a market-capitalization-weighted index that is made up of common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Tax-Managed Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Index (the “Target Index”), which is made up of common stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Institutional Prospectus [Member] | Vanguard Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Index (the “Target Index”), which is made up of common stocks of small-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap stocks. For purposes of the 80% policy, small-cap stocks generally will be within the capitalization range of the companies included in the Fund’s Target Index, S&P SmallCap 600 Index.
ETF Prospectus [Member] | Vanguard Developed Markets Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (the “Target Index”), a market-capitalization-weighted index that is made up of common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Retail Prospectus [Member] | Vanguard Tax-Managed Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Index (the “Target Index”), which is made up of common stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Retail Prospectus [Member] | Vanguard Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Index (the “Target Index”), which is made up of common stocks of small-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap stocks. For purposes of the 80% policy, small-cap stocks generally will be within the capitalization range of the companies included in the Fund’s Target Index, S&P SmallCap 600 Index.
Retail Prospectus [Member] | Vanguard Tax-Managed Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is a balanced fund, meaning it invests in both fixed income securities and equity securities. With respect to the fixed income portion of the portfolio, the Fund employs an active management approach, investing approximately 50% to 55% of its assets in municipal securities, concentrating in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. Typically, the Fund invests at least 75% of its fixed income assets in municipal bonds rated in one of the top three credit-rating categories as determined by an independent bond-rating agency (e.g. Aaa, Aa, and A by Moody’s) or, if unrated, determined to be of comparable quality by the advisor.For the equity portion of the portfolio, the balance of the Fund that is not invested in municipal securities is primarily invested in common stocks. The Fund’s stock holdings are chosen from the stocks included in the Russell 1000 Index (the “Target Index”), which consists of common stocks of large- and mid-size U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics, while seeking to achieve capital gains and income tax efficiency.For the Fund to pay tax-exempt dividends to shareholders from interest attributable to its investment in municipal securities, the Fund is required under U.S. federal income tax law to have at least 50% of the value of its total assets consist of tax-exempt obligations at the close of each quarter of the Fund’s taxable year. The Fund has in the past sold, and likely will be required in the future to sell, equity securities to comply with this requirement, which under certain market conditions will cause the Fund to realize capital gains. Although the Fund attempts to minimize capital gains when selling equity securities, there can be no guarantee that the Fund will not realize capital gains when doing so, which could result in a distribution of capital gains to shareholders.